Commitment and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitment and Contingencies

6. Commitments and Contingencies

Operating Lease Commitments

In February 2013, the Company entered into an amendment to a 2009 operating lease for additional office space. The lease commenced January 1, 2014 and expenses for the additional space total $236 per quarter.

Financing and Capital Lease Obligations

In March 2014, the Company entered into a lease with a term of 3 years to finance data processing equipment and software. The total payments under the lease are $3,779, including a down payment of $1,340 and aggregate monthly payments of $2,439. The lease provides for a bargain purchase option at the end of its term. The Company accounts for this arrangement as capital lease. The lease is targeted to commence in the early portion of the second quarter 2014.

Related to March 2014 capital lease, the Company entered into a 3-year financing obligation for support services for data processing equipment. Total payments under this arrangement are $629, including a down payment of $223 and aggregate monthly payments of $406. The Company will account for this arrangement as a financing obligation.

In December 2013, the Company entered into a 15 year build-to-suit lease for additional office space to expand its headquarters campus. The leased premises are being constructed and the Company is involved extensively in the construction of the premises. The Company is deemed the “owner” for accounting purposes during the construction period and is required to capitalize the project costs during the construction period on its Consolidated Balance Sheet. The Company has recorded construction in process of $1,833 and $167, and a financing obligation of $1,855 and $202, as of March 31, 2014 and December 31, 2013, respectively.

10. Commitment and Contingencies

Operating Lease Commitments and Financing and Capital Lease Obligations

The Company has entered into various capital lease arrangements to obtain property and equipment for operations. These agreements range from 9 months to 5 years with interest rates ranging up to 14.9%. The leases are secured by the underlying leased property and equipment.

In November 2013, the Company entered into a lease with a term of 3 years to finance data processing equipment and software. The total payments under the lease are $3,988. The present value of the lease payments exceeds the fair value of assets leased at inception. The Company accounts for this arrangement as a capital lease. As of December 31, 2013, capital lease obligations include amounts under this lease of $3,988.

Related to the November 2013 capital lease, the Company entered into a 3 year financing obligation for support services of data and processing equipment. The total payments under the arrangement are $3,872. The Company accounts for this arrangement as a financing obligation. As of December 31, 2013, financing obligations include $3,872 under this agreement.

In March 2013, the Company entered into a lease with a term of 3 years to finance data processing equipment and software. The total payments under the lease are $1,117. The lease provides for a bargain purchase option at the end of its term. The Company accounts for this arrangement as a capital lease. As of December 31, 2013, capital lease obligations include amounts under this lease of $785.

During 2013 and 2012, the Company entered into additional various leases with terms ranging from one year or less to five years to finance data processing equipment and software. Total aggregate payments under the leases are $363. The leases contain terms that either provide for the title to pass to the Company at the end of its term or the lease term exceeds 75% of economic life of the asset. The Company accounts for these arrangements as capital leases. As of December 31, 2013 and 2012, capital lease obligations include amounts under these leases of $216 and $133, respectively.

In 2011, the Company entered into a lease with a term of 3 years to finance data processing equipment. The lease provides for a bargain purchase option at the end of the term. The total payments under the lease are $3,005. The Company accounts for this arrangement as a capital lease. As of December 31, 2013 and 2012, capital lease obligations include amounts under this lease of $413 and $1,375, respectively.

The Company also leases office facilities under various non-cancelable operating lease agreements with original lease periods expiring between 2014 and 2024. Some of the leases provide for renewal terms at the Company’s option. Certain future minimum lease payments due under these operating lease agreements contain free rent periods or escalating rent payment provisions. These leases generally do not contain purchase options. Rent expense on these operating leases is recognized over the term of the lease on a straight-line basis.

In August 2013, the Company entered into an amendment to a 2012 office lease agreement for its facility in Tulsa, Oklahoma. Under the terms of the lease agreement the Company has committed to extend its lease term to April 2015.

Rent expense totaled $2,517, $1,946 and $1,388 for the years ended December 31, 2013, 2012 and 2011, respectively.

Future minimum lease payments are as follows:

	Operating Leases	Capital Leases	Financing Obligations
Year Ending December 31,
2014	$3,108	$2,728	$3,578
2015	2,840	1,782	3,298
2016	2,846	1,156	3,020
2017	2,843	23	2,070
2018	2,839	—	2,132
Thereafter	16,728	—	6,888

Total minimum lease and financing obligation payments	$31,204	5,689	$20,986

Less: imputed interest		(235)
Less: current portion		(2,587)

Capital lease obligations, net of current portion		$2,867

Financing obligations were $13,097 as of December 31, 2013 and consist of obligations for build-to-suit lease arrangements and the support components of a software financing arrangement. The aggregate amount of payments financing obligations was $20,986 at December 31, 2013 which excludes aggregate payments of $81,488 related to assets under construction under a build-to-suit lease entered into in December 2013.

Contractual Commitments

In December 2013, the Company entered into a 15 year lease for additional office space at its Charleston, South Carolina campus. Under the build-to-suit arrangement, the leased premises will be constructed by and leased from an entity with which two of the Company’s significant stockholders and executives are affiliated. The target commencement date of the lease payments is expected to be January 1, 2015. The approximate total minimum payments under the arrangement are $81,488 based on an estimated rentable area of approximately 145,000 square feet. In connection with the lease, the Company entered into an option to lease space in two additional adjacent buildings. The option term is 36 months and requires the Company to incur costs annually prior to the exercise of the option in the amount of up to $466 per year. If the Company terminates the option or does not exercise the option prior to expiration it will incur termination fees pro-rated through the dates of termination or expiration. The maximum liability for termination fees is $757. The commitment for the lease and pro-rated termination fees is not accrued in the consolidated balance sheet of the Company. Had the Company terminated the options on December 31, 2013, the liability for the termination fee would have been $75. The pro-rated commitment for the option is accrued in other non-current liabilities in the balance sheet. The minimum lease payments related to this lease have been excluded from the future minimum lease payment schedule above.

The Company also has $3,659 of non-cancellable contractual commitments as of December 31, 2013 related to the purchase of software and colocation services. These commitments are not accrued in the consolidated balance sheet of the Company.

Legal Contingencies

The Company may become a party to a variety of legal proceedings that arise in the normal course of business. While the results of such normal course legal proceedings cannot be predicted with certainty, management believes, based on current knowledge, that the final outcome of any matters will not have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.